Use of judgements and estimates - Tax uncertainties of the acquired companies (Details)	3 Months Ended
Mar. 31, 2022
Use of judgements and estimates
Probability of recognizing tax uncertainties considered to be probable	75.00%
Probability of recognizing tax uncertainties considered to be possible	30.00%